Research and Development (Schedule of Research and Development) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Research and Development [Abstract]
Consultants and subcontractors	$ 644	$ 817	$ 1,076	$ 2,572
Salaries and related expenses	432	459	862	1,085
Lease and maintenance	11	31	22	58
Share-based compensation	37	(39)	79	22
Other expenses	18	19	28	43
Total	$ 1,142	$ 1,287	$ 2,067	$ 3,780